Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about prepayments and other current assets [Line Items]
Prepayments in connection with construction work and equipment purchases		¥ 3,352	¥ 2,752
Prepaid expenses and deposits		2,993	3,628
Value-added tax recoverable		8,803	8,618
Other receivables	[1]	5,294	6,960
Prepayments and other current assets		22,219	23,619
Other telecommunications operators in the PRC [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		352	333
China Telecom Group [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		1,233	1,035
China Tower [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		¥ 192	¥ 293

[1]	Other receivables as of December 31, 2018 include the unpaid remaining consideration of the contribution from non-controlling interest of a subsidiary of the Group amounting to RMB90, which was received in January 2019.